Loans Receivables (Details) - Schedule of loans receivables - USD ($)		Mar. 31, 2022	Mar. 31, 2021
Schedule Of Loans Receivables Abstract
Loans to third parties (Note (a))	[1]	$ 7,138,703	$ 4,914,315
Loans to related parties (Note (b))	[2]	2,245,200	4,119,064
Total		$ 9,383,903	$ 9,033,379

[1]	The advances granted to independent third parties are unsecured (2021: unsecured), except for US$2,070,421 (2021: US$4,914,315) bearing a fixed interest rate at 5% (2021: 5%), the remaining loans being interest free (2021: Nil), and repayable within 12 months (2021: 12 months) from the year end date as of March 31, 2022.
[2]	The advances granted to related parties are unsecured (2021: unsecured), except for US$2,245,200 (2021: US$ 2,273,636) bearing a fixed interest rate at 5% (2021: 5%), no remaining loans bearing interest (2021: remaining loans bearing a fixed interest rate at 5.5%), and repayable within 12 months (2021: 12 months) from the year end date as of March 31, 2022.